Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BNY Mellon Funds Trust
Entity Central Index Key	0001111565
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
C000000939 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Massachusetts Intermediate Municipal Bond Fund
Class Name	Investor Shares
Trading Symbol	MMBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Massachusetts Intermediate Municipal Bond Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$94	0.93%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2026, the Fund’s Investor Shares returned 2.37%.
  In comparison, the Bloomberg Municipal 3-15 Years Blend Index returned 2.72% for the same period.
What affected the Fund’s performance?
  Intermediate municipal bonds were pressured by rising Treasury yields and elevated new issuance but ended the period roughly flat, supported by strong demand for tax-exempt income.
  The strongest contributors to the Fund’s relative performance included allocation and curve positioning in the 2029–2035 maturity range and credit-quality positioning in securities rated A and Baa.
  Sector allocation also contributed, particularly the Fund’s overweight exposure to higher-education bonds.
  The most significant detractors from relative performance included the Fund’s exposure to the 10–15 year maturity range, where heavy new-issue supply and weaker demand pressured valuations.
  Duration positioning also detracted modestly late in the period, as the Fund’s average duration extended slightly, increasing sensitivity to rising municipal yields.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2016 through August 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Investor Shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Municipal Bond Index (a broad-based index), S&P Municipal Bond Index (a broad-based index), Bloomberg Municipal 3-15 Years Blend Index and S&P Municipal Bond Investment Grade Intermediate Index on 8/31/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/26 )
Share Class	1YR	5YR	10YR
Investor Shares	2.37%	0.45%	1.39%
Bloomberg U.S. Municipal Bond Index (broad-based index)*	4.12%	0.54%	1.91%
S&P Municipal Bond Index (broad-based index)	4.16%	0.79%	2.01%
Bloomberg Municipal 3-15 Years Blend Index*	2.72%	0.81%	1.94%
S&P Municipal Bond Investment Grade Intermediate Index	2.75%	0.83%	1.90%
*	Effective February 2, 2026, the Bloomberg indices are the Fund’s benchmarks. Performance of the S&P indices will not be shown in the future.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
Net Assets	$ 104,000,000
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 398,619
Investment Company Portfolio Turnover	46.25%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$104	98	$398,619	46.25%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/26 ) Sector Allocation (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  Effective October 1, 2025, BNY Mellon Investment Adviser, Inc. (the “Adviser”) has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to a sub-investment advisory agreement between the Adviser and INA.
  Effective February 2, 2026, the Bloomberg indices are the Fund’s benchmarks. Performance of the S&P indices will not be shown in the future.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
C000000938 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Massachusetts Intermediate Municipal Bond Fund
Class Name	Class M
Trading Symbol	MMBMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Massachusetts Intermediate Municipal Bond Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$69	0.68%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2026, the Fund’s Class M shares returned 2.54%.
  In comparison, the Bloomberg Municipal 3-15 Years Blend Index returned 2.72% for the same period.
What affected the Fund’s performance?
  Intermediate municipal bonds were pressured by rising Treasury yields and elevated new issuance but ended the period roughly flat, supported by strong demand for tax-exempt income.
  The strongest contributors to the Fund’s relative performance included allocation and curve positioning in the 2029–2035 maturity range and credit-quality positioning in securities rated A and Baa.
  Sector allocation also contributed, particularly the Fund’s overweight exposure to higher-education bonds.
  The most significant detractors from relative performance included the Fund’s exposure to the 10–15 year maturity range, where heavy new-issue supply and weaker demand pressured valuations.
  Duration positioning also detracted modestly late in the period, as the Fund’s average duration extended slightly, increasing sensitivity to rising municipal yields.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2016 through August 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class M shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Municipal Bond Index (a broad-based index), S&P Municipal Bond Index (a broad-based index), Bloomberg Municipal 3-15 Years Blend Index and S&P Municipal Bond Investment Grade Intermediate Index on 8/31/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/26 )
Share Class	1YR	5YR	10YR
Class M	2.54%	0.68%	1.63%
Bloomberg U.S. Municipal Bond Index (broad-based index)*	4.12%	0.54%	1.91%
S&P Municipal Bond Index (broad-based index)	4.16%	0.79%	2.01%
Bloomberg Municipal 3-15 Years Blend Index*	2.72%	0.81%	1.94%
S&P Municipal Bond Investment Grade Intermediate Index	2.75%	0.83%	1.90%
*	Effective February 2, 2026, the Bloomberg indices are the Fund’s benchmarks. Performance of the S&P indices will not be shown in the future.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.
Net Assets	$ 104,000,000
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 398,619
Investment Company Portfolio Turnover	46.25%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$104	98	$398,619	46.25%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/26 ) Sector Allocation (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  Effective October 1, 2025, BNY Mellon Investment Adviser, Inc. (the “Adviser”) has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to a sub-investment advisory agreement between the Adviser and INA.
  Effective February 2, 2026, the Bloomberg indices are the Fund’s benchmarks. Performance of the S&P indices will not be shown in the future.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
C000000959 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Small Cap Multi-Strategy Fund
Class Name	Class M
Trading Symbol	MPSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Small Cap Multi-Strategy Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$134	1.23%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2026, the Fund’s Class M shares returned 18.68%.
  In comparison, the Russell 2000® Index (the “Index”) returned 26.46% for the same period.
What affected the Fund’s performance?
  Improving earnings and the expansion of Artificial Intelligence (AI) investment beyond mega-cap technology companies into smaller businesses selling into the AI supply chain provided a meaningful catalyst for small-cap performance.
  The strongest contributors to the Fund’s performance relative to the Index included stock selection in information technology, followed by stock selection in consumer staples.
  Underweight exposure in both materials and utilities also contributed to relative returns.
  The most significant detractors included stock selection in health care—especially among biotechnology and health care providers and services—and both stock selection and overweight exposure to consumer discretionary.
  Unfavorable stock selection in industrials, underweight exposure to energy and stock selection and positioning in communication services also detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2016 through August 31, 2026
Initial Investment of $10,000

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/26 )
Share Class	1YR	5YR	10YR
Class M	18.68%	4.83%	10.32%
Russell 3000® Index (broad-based index)	20.10%	11.80%	14.84%
Russell 2000® Index	26.46%	6.85%	10.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
Net Assets	$ 123,000,000
Holdings Count | Holding	162
Advisory Fees Paid, Amount	$ 1,291,447
Investment Company Portfolio Turnover	130.84%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$123	162	$1,291,447	130.84%

Holdings [Text Block]
Portfolio Holdings (as of 8/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  The Board of Trustees of BNY Mellon Funds Trust (the “Trust”) and shareholders have approved an Agreement and Plan of Reorganization (the “Agreement”) between the Trust, on behalf of BNY Mellon Small Cap Multi-Strategy Fund (the “Fund”), and BNY Mellon ETF Trust II, on behalf of BNY Mellon Small Cap ETF (the “Acquiring ETF”). The Fund, which is currently operated as a mutual fund, will be converted into an exchange-traded fund (“ETF”) through its reorganization with and into the Acquiring ETF. Accordingly, the Fund will transfer its assets to the Acquiring ETF, in exchange for whole shares of the Acquiring ETF and the assumption by the Acquiring ETF of the Fund’s liabilities. The Fund is expected to be converted from a mutual fund to an ETF on or about December 11, 2026. For more information, please refer to prospectus/proxy statement filed July 29, 2026.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 as supplemented on July 29, 2026 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 as supplemented on July 29, 2026 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Accountant Change Statement [Text Block]	On October 20, 2026 shareholders approved the Reorganization of the Fund, which will result in Ernst & Young LLP (“EY”) becoming the independent registered public accounting firm of the Fund. On that date, KPMG LLP was discharged as the Fund’s accounting firm subject to completion of the August 31, 2026 fiscal year audit, which occurred on October 29, 2026. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds.
Accountant Change Date	Oct. 20, 2026
Accountant Change Disagreements [Text Block]
Changes in or Disagreements with Accountants
  On October 20, 2026 shareholders approved the Reorganization of the Fund, which will result in Ernst & Young LLP (“EY”) becoming the independent registered public accounting firm of the Fund. On that date, KPMG LLP was discharged as the Fund’s accounting firm subject to completion of the August 31, 2026 fiscal year audit, which occurred on October 29, 2026. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended August 31, 2026 and August 31, 2025 and the subsequent interim period through October 29, 2026.

C000000960 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Small Cap Multi-Strategy Fund
Class Name	Investor Shares
Trading Symbol	MISCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Small Cap Multi-Strategy Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$162	1.48%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2026, the Fund’s Investor Shares returned 18.39%.
  In comparison, the Russell 2000® Index (the “Index”) returned 26.46% for the same period.
What affected the Fund’s performance?
  Improving earnings and the expansion of Artificial Intelligence (AI) investment beyond mega-cap technology companies into smaller businesses selling into the AI supply chain provided a meaningful catalyst for small-cap performance.
  The strongest contributors to the Fund’s performance relative to the Index included stock selection in information technology, followed by stock selection in consumer staples.
  Underweight exposure in both materials and utilities also contributed to relative returns.
  The most significant detractors included stock selection in health care—especially among biotechnology and health care providers and services—and both stock selection and overweight exposure to consumer discretionary.
  Unfavorable stock selection in industrials, underweight exposure to energy and stock selection and positioning in communication services also detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2016 through August 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Investor Shares to a hypothetical investment of $10,000 made in each of the Russell 3000® Index (a broad-based index) and Russell 2000® Index on 8/31/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/26 )
Share Class	1YR	5YR	10YR
Investor Shares	18.39%	4.58%	10.05%
Russell 3000® Index (broad-based index)	20.10%	11.80%	14.84%
Russell 2000® Index	26.46%	6.85%	10.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
Net Assets	$ 123,000,000
Holdings Count | Holding	162
Advisory Fees Paid, Amount	$ 1,291,447
Investment Company Portfolio Turnover	130.84%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$123	162	$1,291,447	130.84%

Holdings [Text Block]
Portfolio Holdings (as of 8/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  The Board of Trustees of BNY Mellon Funds Trust (the “Trust”) and shareholders have approved an Agreement and Plan of Reorganization (the “Agreement”) between the Trust, on behalf of BNY Mellon Small Cap Multi-Strategy Fund (the “Fund”), and BNY Mellon ETF Trust II, on behalf of BNY Mellon Small Cap ETF (the “Acquiring ETF”). The Fund, which is currently operated as a mutual fund, will be converted into an exchange-traded fund (“ETF”) through its reorganization with and into the Acquiring ETF. Accordingly, the Fund will transfer its assets to the Acquiring ETF, in exchange for whole shares of the Acquiring ETF and the assumption by the Acquiring ETF of the Fund’s liabilities. The Fund is expected to be converted from a mutual fund to an ETF on or about December 11, 2026. For more information, please refer to prospectus/proxy statement filed July 29, 2026.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 as supplemented on July 29, 2026 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 as supplemented on July 29, 2026 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Accountant Change Statement [Text Block]	On October 20, 2026 shareholders approved the Reorganization of the Fund, which will result in Ernst & Young LLP (“EY”) becoming the independent registered public accounting firm of the Fund. On that date, KPMG LLP was discharged as the Fund’s accounting firm subject to completion of the August 31, 2026 fiscal year audit, which occurred on October 29, 2026. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds.
Accountant Change Date	Oct. 20, 2026
Accountant Change Disagreements [Text Block]
Changes in or Disagreements with Accountants
  On October 20, 2026 shareholders approved the Reorganization of the Fund, which will result in Ernst & Young LLP (“EY”) becoming the independent registered public accounting firm of the Fund. On that date, KPMG LLP was discharged as the Fund’s accounting firm subject to completion of the August 31, 2026 fiscal year audit, which occurred on October 29, 2026. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended August 31, 2026 and August 31, 2025 and the subsequent interim period through October 29, 2026.

C000000962 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon International Fund
Class Name	Investor Shares
Trading Symbol	MIINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon International Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$135	1.23%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 135	[1]
Expense Ratio, Percent	1.23%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2026, the Fund’s Investor Shares returned 18.87%.
  In comparison, the MSCI EAFE® Index (the “Index”) returned 21.62% for the same period.
What affected the Fund’s performance?
  International equities advanced during the period, led by gains in the financials, information technology and industrials sectors, and, regionally, by advances in Europe ex UK and Japan.
  Relative to the Index, the Fund benefited most from strong security selection in financials and from overweight exposure to real estate and energy.
  On a regional basis, relative performance benefited most from security selection in the United Kingdom.
  Primary sector detractors included security selection in consumer discretionary and underweight exposure to information technology, while the most significant regional detractor was security selection in Europe ex UK.
  Unhedged currency exposure also detracted from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2016 through August 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Investor Shares to a hypothetical investment of $10,000 made in the MSCI EAFE® Index on 8/31/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/26 )
Share Class	1YR	5YR	10YR
Investor Shares	18.87%	7.67%	8.09%
MSCI EAFE® Index	21.62%	9.35%	9.54%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
Net Assets	$ 230,000,000
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 1,505,512
Investment Company Portfolio Turnover	151.11%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$230	81	$1,505,512	151.11%

Holdings [Text Block]
Portfolio Holdings (as of 8/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  The Board of Trustees of BNY Mellon Funds Trust (the “Trust”) and shareholders have approved an Agreement and Plan of Reorganization (the “Agreement”) between the Trust, on behalf of BNY Mellon International Fund (the “Fund”), and BNY Mellon ETF Trust II, on behalf of BNY Mellon Active International Equity ETF (the “Acquiring ETF”). The Fund, which is currently operated as a mutual fund, will be converted into an exchange-traded fund (“ETF”) through its reorganization with and into the Acquiring ETF. Accordingly, the Fund will transfer its assets to the Acquiring ETF, in exchange for whole shares of the Acquiring ETF and the assumption by the Acquiring ETF of the Fund’s liabilities. The Fund is expected to be converted from a mutual fund to an ETF on or about December 11, 2026. For more information, please refer to prospectus/proxy statement filed July 29, 2026.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 as supplemented on July 29, 2026 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 as supplemented on July 29, 2026 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Accountant Change Statement [Text Block]	On October 20, 2026 shareholders approved the Reorganization of the Fund, which will result in Ernst & Young LLP (“EY”) becoming the independent registered public accounting firm of the Fund. On that date, KPMG LLP was discharged as the Fund’s accounting firm subject to completion of the August 31, 2026 fiscal year audit, which occurred on October 29, 2026. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds.
Accountant Change Date	Oct. 20, 2026
Accountant Change Disagreements [Text Block]
Changes in or Disagreements with Accountants
  On October 20, 2026 shareholders approved the Reorganization of the Fund, which will result in Ernst & Young LLP (“EY”) becoming the independent registered public accounting firm of the Fund. On that date, KPMG LLP was discharged as the Fund’s accounting firm subject to completion of the August 31, 2026 fiscal year audit, which occurred on October 29, 2026. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended August 31, 2026 and August 31, 2025 and the subsequent interim period through October 29, 2026.

C000000961 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon International Fund
Class Name	Class M
Trading Symbol	MPITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon International Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M*	$107	0.98%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 107	[2]
Expense Ratio, Percent	0.98%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2026, the Fund’s Class M shares returned 19.21%.
  In comparison, the MSCI EAFE® Index (the “Index”) returned 21.62% for the same period.
What affected the Fund’s performance?
  International equities advanced during the period, led by gains in the financials, information technology and industrials sectors, and, regionally, by advances in Europe ex UK and Japan.
  Relative to the Index, the Fund benefited most from strong security selection in financials and from overweight exposure to real estate and energy.
  On a regional basis, relative performance benefited most from security selection in the United Kingdom.
  Primary sector detractors included security selection in consumer discretionary and underweight exposure to information technology, while the most significant regional detractor was security selection in Europe ex UK.
  Unhedged currency exposure also detracted from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2016 through August 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class M shares to a hypothetical investment of $10,000 made in the MSCI EAFE® Index on 8/31/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/26 )
Share Class	1YR	5YR	10YR
Class M	19.21%	7.94%	8.35%
MSCI EAFE® Index	21.62%	9.35%	9.54%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
Net Assets	$ 230,000,000
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 1,505,512
Investment Company Portfolio Turnover	151.11%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$230	81	$1,505,512	151.11%

Holdings [Text Block]
Portfolio Holdings (as of 8/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  The Board of Trustees of BNY Mellon Funds Trust (the “Trust”) and shareholders have approved an Agreement and Plan of Reorganization (the “Agreement”) between the Trust, on behalf of BNY Mellon International Fund (the “Fund”), and BNY Mellon ETF Trust II, on behalf of BNY Mellon Active International Equity ETF (the “Acquiring ETF”). The Fund, which is currently operated as a mutual fund, will be converted into an exchange-traded fund (“ETF”) through its reorganization with and into the Acquiring ETF. Accordingly, the Fund will transfer its assets to the Acquiring ETF, in exchange for whole shares of the Acquiring ETF and the assumption by the Acquiring ETF of the Fund’s liabilities. The Fund is expected to be converted from a mutual fund to an ETF on or about December 11, 2026. For more information, please refer to prospectus/proxy statement filed July 29, 2026.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 as supplemented on July 29, 2026 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 as supplemented on July 29, 2026 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Accountant Change Statement [Text Block]	On October 20, 2026 shareholders approved the Reorganization of the Fund, which will result in Ernst & Young LLP (“EY”) becoming the independent registered public accounting firm of the Fund. On that date, KPMG LLP was discharged as the Fund’s accounting firm subject to completion of the August 31, 2026 fiscal year audit, which occurred on October 29, 2026. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds.
Accountant Change Date	Oct. 20, 2026
Accountant Change Disagreements [Text Block]
Changes in or Disagreements with Accountants
  On October 20, 2026 shareholders approved the Reorganization of the Fund, which will result in Ernst & Young LLP (“EY”) becoming the independent registered public accounting firm of the Fund. On that date, KPMG LLP was discharged as the Fund’s accounting firm subject to completion of the August 31, 2026 fiscal year audit, which occurred on October 29, 2026. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended August 31, 2026 and August 31, 2025 and the subsequent interim period through October 29, 2026.

C000000963 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Emerging Markets Fund
Class Name	Class M
Trading Symbol	MEMKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Emerging Markets Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M*	$145	1.24%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 145	[3]
Expense Ratio, Percent	1.24%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2026, the Fund’s Class M shares returned 34.20%.
  In comparison, the MSCI Emerging Markets Index (the “Index”) returned 39.25% for the same period.
What affected the Fund’s performance?
  Emerging-markets equities rose during the reporting period, led by businesses benefiting from the semiconductor CapEx cycle.
  The strongest contributors to the Fund’s performance relative to the Index included positions in many AI CapEx beneficiaries in Korea and Taiwan.
  Exposure to shipping, energy and a resumption of health care spending also contributed positively, as did underweight exposure to software platform companies.
  The most significant detractors included exposure to Chinese companies, across the industrials, internet and financial sectors.
  Exposure to Indian companies further detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2016 through August 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class M shares to a hypothetical investment of $10,000 made in the MSCI Emerging Markets Index on 8/31/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/26 )
Share Class	1YR	5YR	10YR
Class M	34.20%	5.31%	7.93%
MSCI Emerging Markets Index	39.25%	8.18%	9.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
Net Assets	$ 208,000,000
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 1,713,158
Investment Company Portfolio Turnover	79.91%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$208	68	$1,713,158	79.91%

Holdings [Text Block]
Portfolio Holdings (as of 8/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  The Board of Trustees of BNY Mellon Funds Trust (the “Trust”) has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Trust, on behalf of BNY Mellon Emerging Markets Fund (the “Fund”), and BNY Mellon Investment Funds II, Inc., on behalf of BNY Mellon Global Emerging Markets Fund (the “Acquiring Fund”). The Agreement provides for the transfer of the Fund's assets to the Acquiring Fund in a tax-free exchange for Class Y shares and Class A shares of the Acquiring Fund having an aggregate net asset value equal to the value of the Fund's net assets and the assumption by the Acquiring Fund of the stated liabilities of the Fund, the distribution of the shares of the Acquiring Fund to Fund shareholders (with holders of Class M shares and Investor shares of the Fund receiving Class Y shares and Class A shares of the Acquiring Fund, respectively) and the subsequent termination of the Fund (the "Reorganization"). It is currently contemplated that shareholders of the Fund as of October 15, 2026 (the "Record Date") will be asked to approve the Agreement on behalf of the Fund at a special meeting of shareholders to be held on or about December 16, 2026. If the Agreement is approved, the Reorganization will be consummated on or about February 19, 2027.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 as supplemented on September 15, 2026 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 as supplemented on September 15, 2026 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
C000000964 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Emerging Markets Fund
Class Name	Investor Shares
Trading Symbol	MIEGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Emerging Markets Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$174	1.49%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 174	[4]
Expense Ratio, Percent	1.49%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2026, the Fund’s Investor Shares returned 33.95%.
  In comparison, the MSCI Emerging Markets Index (the “Index”) returned 39.25% for the same period.
What affected the Fund’s performance?
  Emerging-markets equities rose during the reporting period, led by businesses benefiting from the semiconductor CapEx cycle.
  The strongest contributors to the Fund’s performance relative to the Index included positions in many AI CapEx beneficiaries in Korea and Taiwan.
  Exposure to shipping, energy and a resumption of health care spending also contributed positively, as did underweight exposure to software platform companies.
  The most significant detractors included exposure to Chinese companies, across the industrials, internet and financial sectors.
  Exposure to Indian companies further detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2016 through August 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Investor Shares to a hypothetical investment of $10,000 made in the MSCI Emerging Markets Index on 8/31/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/26 )
Share Class	1YR	5YR	10YR
Investor Shares	33.95%	5.05%	7.66%
MSCI Emerging Markets Index	39.25%	8.18%	9.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
Net Assets	$ 208,000,000
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 1,713,158
Investment Company Portfolio Turnover	79.91%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$208	68	$1,713,158	79.91%

Holdings [Text Block]
Portfolio Holdings (as of 8/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  The Board of Trustees of BNY Mellon Funds Trust (the “Trust”) has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Trust, on behalf of BNY Mellon Emerging Markets Fund (the “Fund”), and BNY Mellon Investment Funds II, Inc., on behalf of BNY Mellon Global Emerging Markets Fund (the “Acquiring Fund”). The Agreement provides for the transfer of the Fund's assets to the Acquiring Fund in a tax-free exchange for Class Y shares and Class A shares of the Acquiring Fund having an aggregate net asset value equal to the value of the Fund's net assets and the assumption by the Acquiring Fund of the stated liabilities of the Fund, the distribution of the shares of the Acquiring Fund to Fund shareholders (with holders of Class M shares and Investor shares of the Fund receiving Class Y shares and Class A shares of the Acquiring Fund, respectively) and the subsequent termination of the Fund (the "Reorganization"). It is currently contemplated that shareholders of the Fund as of October 15, 2026 (the "Record Date") will be asked to approve the Agreement on behalf of the Fund at a special meeting of shareholders to be held on or about December 16, 2026. If the Agreement is approved, the Reorganization will be consummated on or about February 19, 2027.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 as supplemented on September 15, 2026 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 as supplemented on September 15, 2026 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
C000000966 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Asset Allocation Fund
Class Name	Investor Shares
Trading Symbol	MIBLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Asset Allocation Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$86	0.80%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 86	[5]
Expense Ratio, Percent	0.80%	[5]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2026, the Fund’s Investor Shares returned 13.78%.
  In comparison, the Morningstar Moderate Target Risk Index (the “Index”) returned 13.41% for the same period.
What affected the Fund’s performance?
  Global equities advanced broadly across regions on resilient economic growth, strong corporate earnings and AI enthusiasm. Global bonds gained modest ground as interest income offset the impact of higher yields.
  The strongest contributors to the Fund’s performance relative to the Index included large-cap equities, led by direct equities, followed by emerging-market equities and then global equities.
  Core bonds were the most significant detractor from relative performance, led by direct fixed income, followed by high-yield bonds, including floating-rate bonds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2016 through August 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Investor Shares to a hypothetical investment of $10,000 made in each of the S&P 500® Index (a broad-based index), Bloomberg U.S. Aggregate Bond Index (a broad-based index) and Morningstar Moderate Target Risk Index on 8/31/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/26 )
Share Class	1YR	5YR	10YR
Investor Shares	13.78%	6.68%	9.00%
S&P 500® Index (broad-based index)	20.38%	12.79%	15.37%
Bloomberg U.S. Aggregate Bond Index (broad-based index)	1.89%	-0.29%	1.40%
Morningstar Moderate Target Risk Index	13.41%	5.85%	7.95%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html.
Net Assets	$ 466,000,000
Holdings Count | Holding	615
Advisory Fees Paid, Amount	$ 1,628,666
Investment Company Portfolio Turnover	39.32%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$466	615	$1,628,666	39.32%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/26 ) Sector Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  Effective October 1, 2025, BNY Mellon Investment Adviser, Inc. (the “Adviser”) has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to a sub-investment advisory agreement between the Adviser and INA.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
C000000965 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Asset Allocation Fund
Class Name	Class M
Trading Symbol	MPBLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Asset Allocation Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M*	$59	0.55%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 59	[6]
Expense Ratio, Percent	0.55%	[6]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2026, the Fund’s Class M shares returned 14.11%.
  In comparison, the Morningstar Moderate Target Risk Index (the “Index”) returned 13.41% for the same period.
What affected the Fund’s performance?
  Global equities advanced broadly across regions on resilient economic growth, strong corporate earnings and AI enthusiasm. Global bonds gained modest ground as interest income offset the impact of higher yields.
  The strongest contributors to the Fund’s performance relative to the Index included large-cap equities, led by direct equities, followed by emerging-market equities and then global equities.
  Core bonds were the most significant detractor from relative performance, led by direct fixed income, followed by high-yield bonds, including floating-rate bonds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2016 through August 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class M shares to a hypothetical investment of $10,000 made in each of the S&P 500® Index (a broad-based index), Bloomberg U.S. Aggregate Bond Index (a broad-based index) and Morningstar Moderate Target Risk Index on 8/31/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/26 )
Share Class	1YR	5YR	10YR
Class M	14.11%	6.95%	9.27%
S&P 500® Index (broad-based index)	20.38%	12.79%	15.37%
Bloomberg U.S. Aggregate Bond Index (broad-based index)	1.89%	-0.29%	1.40%
Morningstar Moderate Target Risk Index	13.41%	5.85%	7.95%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visitbny.com/investments/us/en/intermediary/products/bny-mellon.html.
Net Assets	$ 466,000,000
Holdings Count | Holding	615
Advisory Fees Paid, Amount	$ 1,628,666
Investment Company Portfolio Turnover	39.32%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$466	615	$1,628,666	39.32%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/26 ) Sector Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  Effective October 1, 2025, BNY Mellon Investment Adviser, Inc. (the “Adviser”) has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to a sub-investment advisory agreement between the Adviser and INA.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
C000000967 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Bond Fund
Class Name	Class M
Trading Symbol	MPBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Bond Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$62	0.62%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2026, the Fund’s Class M shares returned 1.29%.
  In comparison, the Bloomberg U.S. Aggregate Bond Index (the “Index”) returned 1.89% for the same period.
What affected the Fund’s performance?
  Despite higher interest rates, bond markets delivered positive total returns. Risk assets also performed well, supported by a strong labor market and a favorable domestic economic outlook.
  The strongest contributors to the Fund’s performance relative to the Index included overweight allocations to corporate bonds, asset-backed securities and non-agency mortgage-backed securities.
  Within the corporate bond sector, overweight positions in banks, energy and finance companies were beneficial, as was security selection favoring non-traditional asset-backed securities sectors.
  Overweight exposure to agency mortgage-backed securities detracted from relative performance, as did overweight duration positioning and underweight exposure to emerging markets.
  Among corporate bonds, allocations to the communications and technology sectors further detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2016 through August 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class M shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Aggregate Bond Index on 8/31/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/26 )
Share Class	1YR	5YR	10YR
Class M	1.29%	-0.58%	1.31%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visitbny.com/investments/us/en/intermediary/products/bny-mellon.html .
Net Assets	$ 1,180,000,000
Holdings Count | Holding	308
Advisory Fees Paid, Amount	$ 4,806,346
Investment Company Portfolio Turnover	88.46%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,180	308	$4,806,346	88.46%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/26 ) Sector Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets) * Amount represents less than .1%.
Material Fund Change [Text Block]
How has the Fund changed?
  Effective October 1, 2025, BNY Mellon Investment Adviser, Inc. (the “Adviser”) has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to a sub-investment advisory agreement between the Adviser and INA.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
C000000968 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Bond Fund
Class Name	Investor Shares
Trading Symbol	MIBDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Bond Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny-mellon.html
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$87	0.87%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2026, the Fund’s Investor Shares returned 1.05%.
  In comparison, the Bloomberg U.S. Aggregate Bond Index (the “Index”) returned 1.89% for the same period.
What affected the Fund’s performance?
  Despite higher interest rates, bond markets delivered positive total returns. Risk assets also performed well, supported by a strong labor market and a favorable domestic economic outlook.
  The strongest contributors to the Fund’s performance relative to the Index included overweight allocations to corporate bonds, asset-backed securities and non-agency mortgage-backed securities.
  Within the corporate bond sector, overweight positions in banks, energy and finance companies were beneficial, as was security selection favoring non-traditional asset-backed securities sectors.
  Overweight exposure to agency mortgage-backed securities detracted from relative performance, as did overweight duration positioning and underweight exposure to emerging markets.
  Among corporate bonds, allocations to the communications and technology sectors further detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2016 through August 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Investor Shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Aggregate Bond Index on 8/31/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/26 )
Share Class	1YR	5YR	10YR
Investor Shares	1.05%	-0.83%	1.06%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visitbny.com/investments/us/en/intermediary/products/bny-mellon.html.
Net Assets	$ 1,180,000,000
Holdings Count | Holding	308
Advisory Fees Paid, Amount	$ 4,806,346
Investment Company Portfolio Turnover	88.46%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,180	308	$4,806,346	88.46%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/26 ) Sector Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets) * Amount represents less than .1%.
Material Fund Change [Text Block]
How has the Fund changed?
  Effective October 1, 2025, BNY Mellon Investment Adviser, Inc. (the “Adviser”) has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to a sub-investment advisory agreement between the Adviser and INA.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html

[1]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[2]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[3]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[4]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[5]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[6]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.